IMPAIRMENT OF GOODWILL AND OTHER ASSETS Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($) Rate	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Rate	Jun. 30, 2018 USD ($)	Jul. 19, 2019 Rate shares	Jul. 18, 2019 USD ($) $ / shares Rate	May 21, 2019 USD ($) Rate shares	Sep. 28, 2018 Rate
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9 | $	$ 12,000,000	$ 59,000,000	$ 15,000,000	$ 61,000,000
Percent of ownership request for consideration						100.00%	100.00%
Lumwna mine [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Increase in royalty rate								1.50%
Royalty on copper production								10.00%
Duty on export								5.00%
Acacia Mining PLC [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9 | $	$ 0	$ 24,000,000	$ 0	$ 24,000,000
Share for share exchange | shares					0.168		0.153
Percent of minority shareholder vote					75.00%
Market price | $ / shares						$ 17.22
Recoverable amount of asset or cash-generating unit | $						$ 1.19	$ 787,000,000
Proportion of ownership interests held by non-controlling interests			36.10%
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $			1,250
Percent share in economic benefit	50.00%		50.00%
Free carry interest in mines	16.00%		16.00%
Acacia Mining PLC [Member] | Minimum [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Net assets value multiple | $			$ 1.0
Weighted average cost of capital, significant unobservable inputs, assets			6.50%
Acacia Mining PLC [Member] | Maximum [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Net assets value multiple | $			$ 1.1
Weighted average cost of capital, significant unobservable inputs, assets			6.90%